Schedule of Trade and Other Receivables (Details) - AUD ($)		Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Guarantor and Issuer, Guaranteed Security [Line Items]
Related party receivable				$ 1,226,945
Trade receivables, net	[1]		4,470,101	3,210,308
Total current trade and other receivables		$ 6,604,080	4,470,101	4,437,253
Related party-Loans Note 21		599,518
Trade receivables- Related parties Note 21		1,481,636
Trade receivables, net	[2]	4,522,926	4,470,101
Total current trade and other receivables		$ 6,604,080	4,470,101	4,437,253
Good earth oils pty ltd [member]
Guarantor and Issuer, Guaranteed Security [Line Items]
Trade and other receivables			$ 138,000	$ 380,604

[1]	Trade receivables are presented net of an allowance of AUD$138,000 and AUD$380,604 at June 30, 2024 and 2023, respectively.
[2]	Trade receivables are presented net of expected net credit loss of AUD$169,148 and AUD$138,000 at 31 December 2024 and 30 June 2024, respectively.